Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 14,083	£ 24,760
Liabilities at fair value	3,422	7,880
Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,713	6,286
derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,709	1,594
derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,363	5,321
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	973	6,137
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,747	13,302
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,227	12,527
Liabilities at fair value	0
Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	18	40
Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,209	12,487
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,211	10,990
Liabilities at fair value	3,326	7,761
Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,652	6,237
Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,674	1,524
Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,279	5,206
Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	450	5,042
Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	482	742
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	645	1,243
Liabilities at fair value	96	119
Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	61	49
Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	35	70
Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	84	115
Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	505	1,055
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	56	73
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	298	3,263
Debt Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,691	13,229
Debt Securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2	26
Debt Securities [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,209	12,487
Debt Securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2	2,343
Debt Securities [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	482	742
Debt Securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	294	894
Debt Securities [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	135	93
Equity securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	16	14
Equity securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 119	79
Exchange Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 663	551
Exchange Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,325	4,349
Valuation technique	A
Exchange Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Exchange Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Exchange Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	659	528
Exchange Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,319	4,324
Exchange Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	4	23
Exchange Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 6	25
Interest Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,089	2,743
Interest Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,960	2,566
Valuation technique	A & C
Interest Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Interest Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Interest Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,087	2,736
Interest Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,951	2,560
Interest Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	7
Interest Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9	6
Equity and Credit Contracts [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 52	54
Equity and Credit Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 171	172
Equity and Credit Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 292	278
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Equity and Credit Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity and Credit Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	142	132
Equity and Credit Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	223	194
Equity and Credit Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	29	40
Equity and Credit Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	69	84
Netting [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,214)	(1,872)
Netting [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,214)	(1,872)
Netting [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Netting [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Netting [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,214)	(1,872)
Netting [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,214)	(1,872)
Netting [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Netting [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 540	509
Valuation technique	A
Loans and Advances to Customers [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 56	73
Valuation technique	D
Loans and Advances to Customers [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Loans and Advances to Customers [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	448	427
Loans and Advances to Customers [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	92	82
Loans and Advances to Customers [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 56	73
Debt Securities [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,105	990
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A, B & D
Debt Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Debt Securities [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Debt Securities [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,099	983
Debt Securities [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	6	7
Equity Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 26	35
Equity Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B
Structured Deposits [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 435	133
Structured Deposits [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Structured Deposits [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	406	104
Structured Deposits [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 29	29
Reverse repurchase agreements - non-trading [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 0	2,110
Reverse repurchase agreements - non-trading [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	2,272
Valuation technique	A
Reverse repurchase agreements - non-trading [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Reverse repurchase agreements - non-trading [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	2,110
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	2,272
Reverse repurchase agreements - non-trading [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Reverse repurchase agreements - non-trading [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Collateral and associated financial guarantees [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 173	3,053
Collateral and associated financial guarantees [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Collateral and associated financial guarantees [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	147	3,040
Collateral and associated financial guarantees [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 26	£ 13